SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Debt Instrument [Line Items]
Plant and equipment salvage value, percentage	0.00%
Operating lease right of use asset	$ 288,374		$ 34,143
Operating lease liability	$ 288,374		$ 34,143
Borrowing cost, rate	3.625%		2.75%
Diluted income (loss) per share	0	0
Hong Kong Dollar Best Lending Rate [Member]
Debt Instrument [Line Items]
Borrowing cost, rate	2.25%